Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Schedule of Assets Held for Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Assets and Liabilities of Disposal Groups Classified as Held for Sale [abstract]
Balance at the end of previous year	$ 74	$ 10,013
Reclassified to assets held for sale in the period	11	210
Impairment losses	(20)
Disposals	(33)	(9,665)
Effect of movements in foreign exchange	(2)	(484)
Balance at the end of year	$ 30	$ 74